CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Cash and cash equivalents	$ 154,655	$ 153,093	$ 70,335
Short term restricted cash	20,162	22,009	33,747
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	174,817	$ 175,102	104,082	$ 163,244
Cash and cash equivalents covenanted to be retained	74,800		$ 62,500
Recourse Debt
Debt Instrument [Line Items]
Debt instrument, covenant compliance, minimum cash requirement	$ 20,000
Debt instrument, covenant compliance, minimum cash requirement, percentage	5.00%